Document and Entity Information	12 Months Ended
Dec. 31, 2021
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	Lordstown Motors Corp.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-2533239
Entity Address, Address Line One	2300 Hallock Young Road
Entity Address, City or Town	Lordstown
Entity Address State Or Province	OH
Entity Address, Postal Zip Code	44481
City Area Code	234
Local Phone Number	285-4001
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001759546
Amendment Flag	true
Amendment Description	POST-EFFECTIVE AMENDMENT NO. 3